Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 1,441,976	$ 605,009
Prepaid expenses	253,060	321,174
Total Current Assets	1,695,036	926,183
Investments held in Trust Account	690,021,942	690,000,000
Total Assets	691,716,978	690,926,183
Current Liabilities:
Accounts payable and accrued expenses	5,086,224	900,390
Convertible note – related party, net of debt discount	2,000,000
Advances from related party	2,330	17,703
Total Current Liabilities	7,088,554	918,093
FPA liability	6,830,624	69,874,782
Conversion option on working capital loan liability	2,365,417
Warrant liabilities	62,224,796	149,920,186
Deferred underwriting fee payable	24,150,000	24,150,000
LONG-TERM DEBT:
Total Liabilities	102,659,391	244,863,061
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 69,000,000 and 44,106,311 shares as of June 30, 2021 and December 31, 2020 at $10.00 per share, respectively	690,000,000	441,063,112
Shareholders' (Deficit) Equity
Preferred Stock, Value, Issued
Additional paid-in capital	0	190,771,666
Accumulated deficit	(100,944,138)	(185,775,870)
Total Shareholders' (Deficit) Equity	(100,942,413)	5,000,010
Total Liabilities and Shareholders' (Deficit) Equity	691,716,978	690,926,183
Cypress Holdings Inc And Subsidiaries [Member]
Current Assets
Cash	58,506,000	162,118,000	$ 93,201,000
Deferred contract costs	12,681,000	11,917,000	10,807,000
Accounts receivable	81,817,000	74,107,000	63,613,000
Income taxes receivable	1,244,000	2,037,000	5,813,000
Other current assets	33,524,000	31,586,000	21,315,000
Total Current Assets	187,772,000	281,765,000	194,749,000
SOFTWARE, EQUIPMENT, AND PROPERTY—Net	108,640,000	101,438,000	89,504,000
OPERATING LEASE ASSETS	41,859,000
INTANGIBLE ASSETS—Net	1,262,608,000	1,311,917,000	1,410,517,000
Goodwill	1,466,884,000	1,466,884,000	1,466,884,000
DEFERRED CONTRACT COSTS	15,986,000	14,389,000	12,463,000
DEFERRED FINANCING FEES, REVOLVER—Net	598,000	746,000	1,166,000
EQUITY METHOD INVESTMENT	10,228,000
OTHER ASSETS	16,684,000	18,416,000	9,300,000
Total Assets	3,111,259,000	3,195,555,000	3,184,583,000
Current Liabilities:
Accounts payable and accrued expenses		52,987,000	53,132,000
Accounts payable	16,826,000	13,164,000	15,416,000
Accrued expenses	58,393,000	52,987,000	53,132,000
Income taxes payable	4,293,000	5,129,000	2,181,000
Current portion of long-term debt	13,846,000	25,381,000	10,000,000
Current portion of long-term licensing agreement—Net	2,620,000	2,540,000	2,386,000
Operating lease liabilities	9,546,000
Deferred revenues	28,824,000	26,514,000	25,096,000
Interest rate swap derivatives	11,993,000
Total Current Liabilities	146,341,000	125,715,000	108,211,000
LONG-TERM DEBT:
Term Loan	1,299,774,000	1,292,597,000	1,313,512,000
DEFERRED INCOME TAXES—Net	311,280,000	322,348,000	333,472,000
LONG-TERM LICENSING AGREEMENT—Net	35,001,000	36,331,000	38,871,000
OPERATING LEASE LIABILITIES	41,338,000
OTHER LIABILITIES	11,711,000	32,770,000	11,654,000
Total Liabilities	1,845,445,000	1,809,761,000	1,805,720,000
Commitments and Contingencies
MEZZANINE EQUITY:
Redeemable non-controlling interests	14,179,000	14,179,000	0
Shareholders' (Deficit) Equity
Preferred Stock, Value, Issued
Additional paid-in capital	1,517,123,000	1,501,255,000	1,491,753,000
Accumulated deficit	(265,189,000)	(129,370,000)	(112,494,000)
Accumulated other comprehensive loss	(300,000)	(271,000)	(397,000)
Total Shareholders' (Deficit) Equity	1,251,635,000	1,371,615,000	1,378,863,000
Total Liabilities and Shareholders' (Deficit) Equity	3,111,259,000	3,195,555,000	3,184,583,000
Cypress Holdings Inc And Subsidiaries [Member] | First Lien Term Loan [Member]
LONG-TERM DEBT:
Term Loan		1,292,597,000	947,175,000
Cypress Holdings Inc And Subsidiaries [Member] | Second Lien Term Loan [Member]
LONG-TERM DEBT:
Term Loan		0	366,337,000
Common Class A [Member]
Shareholders' (Deficit) Equity
Common Stock,Value	0	2,489
Total Shareholders' (Deficit) Equity	0	2,489
Common Class A [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Shareholders' (Deficit) Equity
Common Stock,Value	1,000	1,000	1,000
Common Class B [Member]
Shareholders' (Deficit) Equity
Common Stock,Value	1,725	1,725
Total Shareholders' (Deficit) Equity	1,725	1,725
Common Class B [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Shareholders' (Deficit) Equity
Common Stock,Value	$ 0	$ 0	$ 0